Financial investments (Tables)	12 Months Ended
Dec. 31, 2021
The Company has financial investments in CDB, with daily liquidity, which it does not intend to use in the next three months, as shown below:

The Company has financial investments in CDB, with daily liquidity, which it does not intend to use in the next three months, as shown below:

	December 31, 2021	December 31, 2020
Banco BV	262,465	253,066
Banco Itaú S/A	366,906	354,296
Banco Bradesco S/A	524,791	506,136
Banco BTG Pactual S/A	367,361	354,299
Banco do Brasil S/A	911,862	1,943,349
	2,433,385	3,411,146